Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Revenues by Reportable Segment
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2021		2022		2023
		% of Total		% of Total		% of Total
ATS	$2,315.1	41%	$2,979.0	41%	$3,319.8	42%
CCS	3,319.6	59%	4,271.0	59%	4,641.2	58%
Communications revenue as a % of total revenue		40%		40%		33%
Enterprise revenue as a % of total revenue		19%		19%		25%
Total	$5,634.7		$7,250.0		$7,961.0

Information by Reportable Segment

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2021		2022		2023
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$105.0	4.5%	$140.9	4.7%	$156.1	4.7%
CCS segment income and margin	128.9	3.9%	217.1	5.1%	289.1	6.2%
Total segment income	233.9		358.0		445.2

Reconciling items:
Finance costs	31.7		59.7		76.6
Employee SBC expense (note 12)	33.4		51.0		55.6
TRS FVAs (gains) (note 12)	—		—		(45.6)
Amortization of intangible assets (excluding computer software)	22.5		37.0		36.8
Other charges, net of recoveries (note 15)	10.3		6.7		15.2
IFRS earnings before income taxes	$136.0		$203.6		$306.6

Disclosure of Geographical Areas
The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2021	2022	2023
Thailand	36%	44%	46%
China	16%	11%	*
Malaysia	13%	12%	11%
Canada	*	*	*
* Less than 10%.

    The following table details our allocation of PP&E and ROU assets among countries that represented 10% or more of total PP&E and ROU assets for the years indicated:

	December 31
	2022	2023
Thailand	18%	25%
United States	25%	24%
Canada	*	*
* Less than 10%.

    The following table details our allocation of intangible assets and goodwill among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2022	2023
United States	48%	48%
Singapore	42%	41%
Canada	*	*
* Less than 10%.